PowerShares Dividend Achievers Portfolio (Prospectus Summary): | PowerShares Dividend Achievers Portfolio
PowerShares Dividend AchieversTM Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

The NASDAQ OMX Group, Inc. has replaced Mergent®, Inc. (“Mergent”) as the index provider for the following indexes (each, an “Underlying Index”): (i) the Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. Neither the name of any Underlying Index, nor the methodology by which it is formulated, will change.

Effective immediately, the Prospectus is changed as follows:

•  All references to Mergent®, Inc. are deleted and replaced with the NASDAQ OMX Group, Inc.